Investment Risks - AB US Research Advanced ETF	Oct. 26, 2026
Market Risks [Member]
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Market Risk: The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Equity Securities Risk [Member]
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Equity Securities Risk: The Fund invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

Capitalization Risk [Member]
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Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Model Risk [Member]
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Model Risk: The Fund seeks to achieve its investment objective through a rules-based portfolio construction process that incorporates fundamental inputs and proprietary quantitative models. Investments selected or weighted based on these models may perform differently than expected due to factors, including, among others, the factors in the models, the weighting of those factors, changes in market conditions, or changes in the relationships among market variables on which the models rely. The models rely on assumptions and data, some of which may be supplied by third parties, and inaccurate, incomplete, or stale data may adversely affect investment decisions. In addition, errors or limitations in the design, construction, implementation, or maintenance of the models (including data, software, or technology issues) may negatively impact the Fund’s performance. There can be no assurance that the Adviser’s use of quantitative models or rules-based processes will result in effective investment decisions or enable the Fund to achieve its investment objective.

Foreign Non U S Investments Risk [Member]
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Foreign (Non-U.S.) Investments Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors.

ETF Share Price and Net Asset Value Risk [Member]
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ETF Share Price and Net Asset Value Risk: The Fund’s shares are listed for trading on Nasdaq Stock Market LLC (“Nasdaq” or the “Exchange”). Shares are generally bought and sold in the secondary market at market prices. The NAV per share of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on the Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk [Member]
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Authorized Participant Risk: Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share, or the Fund could face trading halts or de-listing.

Active Trading Market Risk [Member]
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Active Trading Market Risk: There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

Investment in Other Investment Companies Risk [Member]
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Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies are subject to market and management risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies in which the Fund invests to the extent these expenses are not waived or reimbursed by the Adviser.

Management Risk [Member]
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Management Risk: The Fund is subject to management risk because it is an actively-managed ETF. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

Risk Lose Money [Member]
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Risk [Text Block]	As with all investments, you may lose money by investing in the Fund.
Risk Nondiversified Status [Member]
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Non-Diversification Risk: The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”) than on the NAV of a diversified fund.